UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Acquirers Small and Micro Deep Value ETF
Formerly Acquirers Deep Value ETF and Roundhill Acquirers Deep Value ETF
DEEP (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Acquirers Small and Micro Deep Value ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.acquirersdeep.com/. You can also request this information by contacting us at 1-855-561-5728.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Acquirers Small and Micro Deep Value ETF	$38	0.81%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$27,633,961
Number of Holdings	102
Portfolio Turnover	75%
Visit https://www.acquirersdeep.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Securities	(% of net assets)
Ituran Location and Control, Ltd.	1.5%
Ryerson Holding Corporation	1.3%
Herbalife, Ltd.	1.3%
IBEX Holdings, Ltd.	1.3%
World Acceptance Corporation	1.3%
Nu Skin Enterprises, Inc. - Class A	1.2%
Pagseguro Digital, Ltd. - Class A	1.2%
W&T Offshore, Inc.	1.2%
Merchants Bancorp	1.2%
Sturm Ruger & Company, Inc.	1.2%
Sector Breakdown (% of net assets)
Fund Name Change:
Effective December 21, 2024, the Fund’s name changed from “Roundhill Acquirers Deep Value ETF” to “Acquirers Deep Value ETF.” Effective March 10, 2025, the Fund’s name changed from “Acquirers Deep Value ETF” to “Acquirers Small and Micro Deep Value ETF.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.acquirersdeep.com/.
Acquirers Small and Micro Deep Value ETF	PAGE 1	TSR-SAR-26922A701

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-561-5728, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Acquirers Small and Micro Deep Value ETF	PAGE 2	TSR-SAR-26922A701

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Acquirers Small and Micro Deep Value ETF (Ticker: DEEP)
Semi-Annual Financial Statements and Additional Information
February 28, 2025

Acquirers Small and Micro Deep Value ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 1.9%
AMC Networks, Inc. - Class A(a)	30,841	$225,139
IDT Corporation - Class B	6,016	292,137
		517,276
Consumer Discretionary - 18.5%
A-Mark Precious Metals, Inc.	11,216	304,851
Cricut, Inc. - Class A	49,055	264,897
Destination XL Group, Inc.(a)	130,265	298,307
Ethan Allen Interiors, Inc.	10,218	291,213
Haverty Furniture Companies, Inc.	13,349	304,758
Hovnanian Enterprises, Inc. - Class A(a)	2,135	217,151
Legacy Housing Corporation(a)	11,706	289,021
Malibu Boats, Inc. - Class A(a)	7,662	255,758
MasterCraft Boat Holdings, Inc.(a)	15,661	275,320
Movado Group, Inc.	14,682	283,509
Perdoceo Education Corporation	11,053	282,957
Smith & Wesson Brands, Inc.	28,628	310,900
Standard Motor Products, Inc.	9,421	268,781
Sturm Ruger & Company, Inc.	8,277	326,610
Target Hospitality Corporation(a)	30,406	170,578
Upbound Group, Inc.	9,628	248,595
Winmark Corporation	725	243,662
Winnebago Industries, Inc.	5,713	230,862
XPEL, Inc.(a)	7,010	234,344
		5,102,074
Consumer Staples - 6.2%
Herbalife, Ltd.(a)	44,213	366,968
Ingles Markets, Inc. - Class A	4,369	268,431
John B Sanfilippo & Son, Inc.	3,384	239,147
Medifast, Inc.(a)	17,106	245,642
Nu Skin Enterprises, Inc. - Class A	43,519	344,671
USANA Health Sciences, Inc.(a)	8,578	253,823
		1,718,682
Energy - 17.8%
Amplify Energy Corporation(a)	50,414	244,508
Ardmore Shipping Corporation	25,561	231,583
BW LPG, Ltd.(b)	28,301	320,933
CVR Energy, Inc.	16,061	295,844
Dorchester Minerals LP	9,004	273,812
Dorian LPG, Ltd.	12,593	256,393
FutureFuel Corporation	56,532	255,525
Geopark, Ltd.	31,614	256,073
Gran Tierra Energy, Inc.(a)	44,213	203,380
Kosmos Energy, Ltd.(a)	93,765	263,480
Natural Resource Partners LP	2,749	289,662

The accompanying notes are an integral part of these financial statements.

1

Acquirers Small and Micro Deep Value ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Par Pacific Holdings, Inc.(a)	19,169	$275,458
SandRidge Energy, Inc.	27,570	322,569
Scorpio Tankers, Inc.	6,091	242,726
Teekay Corporation, Ltd.	45,770	299,336
Teekay Tankers, Ltd.	7,712	291,051
TORM PLC - Class A	16,059	282,478
W&T Offshore, Inc.	197,384	329,631
		4,934,442
Financials - 17.3%
Atlanticus Holdings Corporation(a)	5,021	275,803
Bank of NT Butterfield & Son, Ltd.	7,950	308,460
Brightsphere Investment Group, Inc.	10,723	264,429
Diamond Hill Investment Group, Inc.	1,913	279,566
Donnelley Financial Solutions, Inc.(a)	4,715	233,723
Heritage Insurance Holdings, Inc.(a)	24,473	287,558
International General Insurance Holdings, Ltd.	12,038	314,071
LendingClub Corporation(a)	17,320	221,523
Merchants Bancorp	8,033	327,104
Open Lending Corporation(a)	48,686	237,588
Pagseguro Digital, Ltd. - Class A(a)	45,455	334,549
Peapack-Gladstone Financial Corporation	8,812	285,156
Preferred Bank	3,365	298,644
PROG Holdings, Inc.	6,868	194,845
South Plains Financial, Inc.	8,114	285,937
Veritex Holdings, Inc.	10,432	274,779
World Acceptance Corporation(a)	2,650	357,326
		4,781,061
Health Care - 9.3%
AMN Healthcare Services, Inc.(a)	12,610	319,285
Cross Country Healthcare, Inc.(a)	16,151	277,151
Inmode, Ltd.(a)	16,839	315,226
Innoviva, Inc.(a)	16,215	290,573
Ironwood Pharmaceuticals, Inc.(a)	65,278	105,098
National Research Corporation	16,421	239,582
OraSure Technologies, Inc.(a)	79,469	276,552
Semler Scientific, Inc.(a)	4,657	199,878
SIGA Technologies, Inc.	49,179	269,993
Utah Medical Products, Inc.	4,690	279,571
		2,572,909
Industrials - 14.1%
BlueLinx Holdings, Inc.(a)	2,709	215,013
Danaos Corporation	3,773	296,633
Ennis, Inc.	13,990	296,588
Euroseas, Ltd.	8,453	299,236

The accompanying notes are an integral part of these financial statements.

2

Acquirers Small and Micro Deep Value ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Global Industrial Company	11,465	$268,854
Hudson Technologies, Inc.(a)	54,682	314,968
IBEX Holdings, Ltd.(a)	14,264	361,022
Insteel Industries, Inc.	10,090	283,933
Karat Packaging, Inc.	9,625	287,884
Kforce, Inc.	5,154	258,319
Lindsay Corporation	2,339	309,029
Omega Flex, Inc.	6,776	241,293
Resources Connection, Inc.	35,363	257,443
Wabash National Corporation	16,723	195,826
		3,886,041
Information Technology - 7.6%
CPI Card Group, Inc.(a)	8,830	295,452
Hackett Group, Inc.	9,358	284,296
Ituran Location and Control, Ltd.	9,687	405,691
NVE Corporation	3,732	256,911
Photronics, Inc.(a)	12,033	250,768
SolarEdge Technologies, Inc.(a)	19,085	314,712
Vishay Intertechnology, Inc.	16,810	288,123
		2,095,953
Materials - 4.3%
CVR Partners LP	3,919	304,859
Myers Industries, Inc.	24,778	271,567
Ramaco Resources, Inc.	27,544	246,243
Ryerson Holding Corporation	14,809	372,891
		1,195,560
Real Estate - 2.7%
Forestar Group, Inc.(a)	11,181	246,541
RE/MAX Holdings, Inc. - Class A(a)	26,178	232,461
SITE Centers Corporation	18,741	262,561
		741,563
TOTAL COMMON STOCKS (Cost $31,898,853)		27,545,561
CONTINGENT VALUE RIGHTS - 0.0%(c)
Materials - 0.0%(c)
Resolute Forest Products, Inc.(a)(d)	17,062	171
TOTAL CONTINGENT VALUE RIGHTS (Cost $46,068)		171

The accompanying notes are an integral part of these financial statements.

3

Acquirers Small and Micro Deep Value ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.28%(e)	84,543	$84,543
TOTAL SHORT-TERM INVESTMENTS (Cost $84,543)		84,543
TOTAL INVESTMENTS - 100.0% (Cost $32,029,464)		27,630,275
Other Assets in Excess of Liabilities - 0.0%(f)		3,686
TOTAL NET ASSETS - 100.0%		$27,633,961

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $320,933 or 1.2% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $171 or 0.0% of net assets as of February 28, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(f)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Acquirers Small and Micro Deep Value ETF
Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

ASSETS:
Investments, at value	$27,630,275
Dividends receivable	21,322
Interest receivable	198
Total assets	27,651,795
LIABILITIES:
Payable to adviser	17,834
Total liabilities	17,834
NET ASSETS	$ 27,633,961
Net Assets Consists of:
Paid-in capital	$88,939,166
Total distributable earnings (accumulated losses)	(61,305,205)
Total net assets	$ 27,633,961
Net assets	$27,633,961
Shares issued and outstanding(a)	850,000
Net asset value per share	$32.51
Cost:
Investments, at cost	$32,029,464

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

Acquirers Small and Micro Deep Value ETF
Statement of Operations
For the Period Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$298,773
Less: Dividend withholding taxes	(2,081)
Interest income	4,584
Total investment income	301,276
EXPENSES:
Investment advisory fee	120,149
Excise tax expense	1,002
Total expenses	121,151
NET INVESTMENT INCOME (Loss)	180,125
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,222,904
In-kind redemptions	252,534
Net realized gain (loss)	2,475,438
Net change in unrealized appreciation (depreciation) on:
Investments	(5,479,642)
Net change in unrealized appreciation (depreciation)	(5,479,642)
Net realized and unrealized gain (loss)	(3,004,204)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (2,824,079)

The accompanying notes are an integral part of these financial statements.

6

Acquirers Small and Micro Deep Value ETF
Statements of Changes in Net Assets

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
OPERATIONS:
Net investment income (loss)	$180,125	$578,109
Net realized gain (loss)	2,475,438	3,989,815
Net change in unrealized appreciation (depreciation)	(5,479,642)	(1,578,731)
Net increase (decrease) in net assets from operations	(2,824,079)	2,989,193
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(394,554)	(600,186)
Total distributions to shareholders	(394,554)	(600,186)
CAPITAL TRANSACTIONS:
Redemptions	(1,826,705)	(10,515,035)
ETF transaction fees (See Note 6)	—	9
Net increase (decrease) in net assets from capital transactions	(1,826,705)	(10,515,026)
NET INCREASE (DECREASE) IN NET ASSETS	(5,045,338)	(8,126,019)
NET ASSETS:
Beginning of the period	32,679,299	40,805,318
End of the period	$ 27,633,961	$32,679,299
SHARES TRANSACTIONS
Redemptions	(50,000)	(300,000)
Total increase (decrease) in shares outstanding	(50,000)	(300,000)

The accompanying notes are an integral part of these financial statements.

7

Acquirers Small and Micro Deep Value ETF
Financial Highlights

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$36.31	$34.00	$31.35	$35.52	$23.25	$28.70
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.55	0.56	0.40	0.48	1.12
Net realized and unrealized gain (loss) on investments(g)	(3.55)	2.32	2.59	(4.13)	12.18	(4.84)
Total from investment operations	(3.34)	2.87	3.15	(3.73)	12.66	(3.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.56)	(0.50)	(0.44)	(0.39)	(1.73)
Total distributions	(0.46)	(0.56)	(0.50)	(0.44)	(0.39)	(1.73)
ETF transaction fees per share	—	0.00(b)	—	—	—	—
Net asset value, end of period	$32.51	$36.31	$34.00	$31.35	$35.52	$23.25
Total return(d)	−9.25%	8.48%	10.18%	−10.61%	54.67%	−12.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,634	$32,679	$40,805	$43,894	$47,956	$22,088
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.81%(h)	0.80%	0.80%	0.80%	0.80%	0.80%
After expense reimbursement/ recoupment(e)	0.81%(h)	0.80%	0.80%	0.80%	0.80%	0.27%(f)
Ratio of net investment income (loss) to average net assets(e)	1.20%	1.60%	1.75%	1.19%	1.53%	3.67%(f)
Portfolio turnover rate(c)(d)	75%	118%	126%	119%	148%	143%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Effective January 1, 2020 through June 22, 2020, the Adviser contractually agreed to waive 21 basis points (0.21%) of its management fees for the Fund. The Adviser voluntarily waived an additional 33 basis points (0.33%) of its management fee during the period September 1, 2019 through June 22, 2020.

(g)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(h)	Includes excise tax expense of 0.01%.
The accompanying notes are an integral part of these financial statements.

8

Acquirers Small and Micro Deep Value ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Acquirers Small and Micro Deep Value ETF (the “Fund”), formerly Acquirers Deep Value ETF and Roundhill Acquirers Deep Value ETF, is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before expenses and fees, track the Acquirers Deep Value Index (the “Index”). The Fund commenced operations on September 22, 2014.
The end of the reporting period for the Fund is February 28, 2025. The period covered by these Notes to Financial Statements is the period from September 1, 2024 through February 28, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, closed-end funds and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

9

Acquirers Small and Micro Deep Value ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$27,545,561	$—	$—	$27,545,561
Contingent Value Rights	—	—	171	171
Money Market Funds	84,543	—	—	84.543
Total Investments in Securities	$27,630,104	$—	$171	$27,630,275

Refer to Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
Fair valuation inputs and a Level 3 reconciliation of investments are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

10

Acquirers Small and Micro Deep Value ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are declared and paid by the Fund on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. During the fiscal period ended August 31, 2024, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(1,263,381)	$1,263,381

I.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

11

Acquirers Small and Micro Deep Value ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.
Acquirers Funds, LLC (the “Sponsor”), the Index Provider for the fund, has entered into a licensing and expense reimbursement agreement with the Adviser, pursuant to which the Sponsor agrees to license the use of the Index to the Adviser for the Fund. The Sponsor also provides marketing support for the Fund, including, but not limited to, distributing the Fund’s materials and providing the Fund with access to and the use of the Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the Index. The Sponsor is a registered investment adviser that provides advisory services to ETFs, but does not act as an investment adviser or otherwise provide investment advice to the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $22,338,468 and $22,370,626, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $0 and $1,810,703, respectively.
NOTE 5 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

12

Acquirers Small and Micro Deep Value ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at August 31, 2024 were as follows:

Tax cost of investments	$31,886,330
Gross tax unrealized appreciation	4,735,268
Gross tax unrealized depreciation	(3,992,534)
Net tax unrealized appreciation (depreciation)	742,734
Undistributed ordinary income	201,851
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(59,031,157)
Distributable earnings (accumulated deficit)	$(58,086,572)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and partnerships.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2024, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
As of August 31, 2024, the Fund had a short-term capital loss carryforward of $41,883,997 and a long-term capital loss carryforward of $17,147,160. These amounts do not have an expiration date. During the current fiscal year, the Fund utilized $1,786,441 of short-term capital loss carryforward and $274,941 of long-term capital loss carryforward that was available as of August 31, 2023.
The tax character of distributions paid by the Fund during the years ended August 31, 2024 and August 31, 2023 were as follows:

	Year Ended August 31,
	2024	2023
Ordinary Income	$600,186	$621,945

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a

13

Acquirers Small and Micro Deep Value ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

14

Acquirers Small and Micro Deep Value ETF
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 9-10, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of Roundhill Acquirers Deep Value ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other Fund service providers, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Fund as well as other series of the Trust. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including the day-to-day management of the Fund’s portfolio, monitoring the extent to which the Fund achieves its investment objective as an index-based fund, monitoring the Fund’s adherence to its investment restrictions, and monitoring the Fund’s compliance with Fund policies and procedures and applicable securities regulations. Additionally, the Board considered that the Adviser does not serve as the index provider to the Fund; rather, the Fund tracks an index created and owned by Acquirers Funds LLC.
Historical Performance. The Trustees next considered the Fund’s performance. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended June 30, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – U.S. Fund Small Value (the “Category Peer Group”). The Board considered that the funds included in the Peer Group were all index-based, small cap ETFs with similar investment strategies. Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct

15

Acquirers Small and Micro Deep Value ETF
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include index-based ETFs that employ deep value investing strategies similar to those of the Fund; however, unlike the Fund, the funds included in the Selected Peer Group are not small-cap equity ETFs.
The Board noted that, for the one-year, three-year, five-year, and since inception periods ended June 30, 2024, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) slightly underperformed, but was generally consistent with, the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Index, over the same periods. The Board considered, however, that the Fund’s investors seek investment exposure to undervalued small-cap equities, as offered by the Fund, not broad exposure to the large-cap U.S. equity market, as provided by the S&P 500 Index.
The Board then considered that, for the one- and five-year periods ended June 30, 2024, the Fund underperformed the median return of its Peer Group; however, for the three-year period, the Fund slightly outperformed the median return of both its Peer Group. The Board further noted, however, that the Fund underperformed the median return of its Category Peer Group over the same periods. In addition, the Board noted that the Fund underperformed each of the funds in its Selected Peer Group for the one- and five-year periods ended June 30, 2024.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund’s net expense ratio was the highest net expense ratio of all the funds in its Peer Group, but lower than the median net expense ratio of the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratios of the other funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

16

Acquirers Small and Micro Deep Value ETF
Federal Tax Information (Unaudited)
For the fiscal year ended August 31, 2024, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended August 31, 2024 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

17

Acquirers Small and Micro Deep Value ETF
Additional information (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/8/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/8/2025

* Print the name and title of each signing officer under his or her signature.